Related Parties	12 Months Ended
Dec. 31, 2020
Related Parties
Related Parties

Note 8 – Related Parties

1.	As of December 31, 2020, and 2019, the Company had an accrual in the amount of approximately $0.5 million and $0.6 million, respectively, pursuant to an employment agreement with its officers and directors’ fee.
2.	During 2020, 2019 and 2018, the Company recorded salary expenses, stock-based compensation expenses and directors’ fee to its related parties in the amount of $3.5 million, $3.6 million and $3.7 million respectively.